Equity-Based Compensation (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) shares
Equity-Based Compensation (Details) [Line Items]
Unrecognized equity-based compensation expense (in Dollars) | $	$ 0.2
Shares converted	4,550,000
Conversion ratio	0.204
Percentage of vesting units	100.00%
Minimum [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting period	1 year
Maximum [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting period	3 years
2024 Omnibus Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Common stock reserved for future issuance	13,000,000
Stock options granted	13,000,000
Number of units, right to receive	1